Consolidated Condensed Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net loss	$ (59.2)	$ (94.9)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	0.6	0.2
Debt discount and issuance cost amortization	0.2	0.0
Stock-based compensation	24.5	0.9
Change in fair value of warrant liabilities	(6.6)	0.0
Non-cash lease expense	0.9	0.3
Research and development warrant expense	1.2	0.0
Other warrant expense	0.0	78.2
Changes in operating assets and liabilities:
Prepaid expenses	(1.7)	0.0
Other current assets	(0.1)	(0.1)
Other long-term assets	0.6	0.0
Accounts payable	(1.6)	3.7
Accrued expenses and other current liabilities	5.3	0.0
Operating lease right-of-use assets and lease liabilities, net	(0.9)	(0.3)
Net cash used in operating activities	(36.8)	(12.0)
Cash flows from investing activities
Purchase of property and equipment	(0.6)	(1.1)
Net cash used in investing activities	(0.6)	(1.1)
Cash flows from financing activities
Repayment of long-term debt	(2.5)	0.0
Proceeds from exercise of stock options	0.1	0.0
Net cash used in financing activities	(2.4)	0.0
Net decrease in cash, cash equivalents, and restricted cash	(39.8)	(13.1)
Cash, cash equivalents, and restricted cash, beginning of period	746.9	36.6
Cash, cash equivalents, and restricted cash, end of period	707.1	23.5
Supplemental Cash Flow Information:
Cash paid for interest	0.3	0.0
Non-cash investing and financing activities:
Purchases of property and equipment included in accounts payable	$ 0.0	$ 0.1